SUBSEQUENT EVENT (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 20, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2018
Subsequent Events [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 63,000	$ 142,000	$ 1,084,000
Scenario, Forecast [Member]
Subsequent Events [Line Items]
Proceeds from Other Deposits	$ 3,073
Proceeds from Sale of Property, Plant, and Equipment	$ 61,210
Subsequent event [Member]
Subsequent Events [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					40,000,000